Income Taxes - Reconciliation of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Valuation allowance	$ 44,403	$ 63,672
Reconciliation of beginning and ending amount of unrecognized tax benefit
Balance at the beginning of the period	1,365	2,072	$ 2,072	$ 2,072
Gross decreases for tax positions	(707)
Balance at the end of the period	1,365	$ 2,072	$ 2,072	$ 2,072
Unrecognized tax benefits, if recognized would decrease the effective tax rate	$ 1,400